Cohen & Steers Low Duration Preferred and Income Fund, Inc.

280 Park Avenue

New York, NY 10017

April 5, 2017

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:  Cohen & Steers Low Duration Preferred and Income Fund, Inc. (File Nos. 333-206888; 811-23097)

Ladies and Gentlemen:

On behalf of Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that (a) the form of Prospectus and Statement of Additional Information dated April 1, 2017 being used in connection with the offering of shares of the Corporation do not differ from those contained in Post-Effective Amendment No. 4 to the Corporation’s Registration Statement, and (b) that Post-Effective Amendment No. 4 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-17-106794) on March 31, 2017.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (212) 796-9347.

Sincerely,

/s/ Dana Devivo

Dana Devivo